Events after the reporting period (Details) - Events After Reporting Period [Member] R$ in Thousands	Mar. 05, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Issuance of unsecured debenture	R$ 2,940,478
Series 1 [Member]
IfrsStatementLineItems [Line Items]
Issuance of unsecured debenture	R$ 507,000
Unsecured debenture rate	0.49%
Maturity period	2029 years
Series 2 [Member]
IfrsStatementLineItems [Line Items]
Issuance of unsecured debenture	R$ 1,734,467
Unsecured debenture rate	1.10%
Maturity period	2031 years
Series 3 [Member]
IfrsStatementLineItems [Line Items]
Issuance of unsecured debenture	R$ 699,011
Unsecured debenture rate	1.31%
Maturity period	2034 years